Mineral property, plant and equipment (Details 1) - Buckreef Gold Project [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Exploration and evaluation assets and expenditures, beginning balance	$ 2,281	$ 1,864
Geological consulting	43	4
Personnel costs	459	380
Trenching and drilling	393	31
Others	18	2
Exploration and evaluation assets and expenditures, ending balance	$ 3,194	$ 2,281